Weighted Average Number of Shares Diluted (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Disclosure of Weighted Average Diluted Shares

	2018	2019	2020
Weighted average number of shares (basic)	139.4	131.0	129.1
Dilutive effect of outstanding awards under SBC plans	1.2	0.8	—
Weighted average number of shares (diluted)	140.6	131.8	129.1